Transaction with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Advances for drillships under construction and related costs	$ 561,878	$ 662,313
Drilling rigs, drillships, machinery and equipment, net	6,366,301	5,777,025
Related party
Advances for drillships under construction and related costs	1,546	1,185
Drilling rigs, drillships, machinery and equipment, net	$ 2,885	$ 5,692